Loans and Allowance for Credit Losses, Loans by Credit Impairment Methodology (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Total allowance for credit losses	$ 10,456	$ 10,707	$ 11,960	$ 12,540	$ 12,512	$ 13,169
Loans	962,265	953,110	956,770	967,604	916,559
Total Commercial [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Total allowance for credit losses	6,245	6,417	6,632
Loans	515,719	513,405	503,388	506,536	456,583
Total Consumer [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Total allowance for credit losses	4,211	4,290	5,328
Loans	446,546	439,705	$ 453,382	$ 461,068	$ 459,976
Non-PCI [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	9,142	9,264
Allowance for Credit Losses, Individually evaluated	1,314	1,443
Financing Receivable, Collectively evaluated	948,667	931,754
Financing Receivable, Individually evaluated	13,030	16,347
Non-PCI [Member] | Total Commercial [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	5,778	5,903
Allowance for Credit Losses, Individually evaluated	467	514
Financing Receivable, Collectively evaluated	512,586	510,180
Financing Receivable, Individually evaluated	3,133	3,221
Loans	515,719	513,401
Non-PCI [Member] | Total Consumer [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	3,364	3,361
Allowance for Credit Losses, Individually evaluated	847	929
Financing Receivable, Collectively evaluated	436,081	421,574
Financing Receivable, Individually evaluated	9,897	13,126
Loans	445,978	434,700
PCI [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Total allowance for credit losses	0	0
Loans	568	5,009
PCI [Member] | Total Commercial [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Total allowance for credit losses	0	0
Loans	0	4
PCI [Member] | Total Consumer [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Total allowance for credit losses	0	0
Loans	$ 568	$ 5,005